CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net income (loss)	$ 19,882	$ 5,407	$ 61,511	$ 33,808
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,287	5,264	15,823	15,789
Equity in losses (earnings) of joint ventures	(4,551)	7,321	(19,031)	962
Changes in accrued interest income on advances to joint ventures	(69)	1,425	(203)	4,020
Amortization of deferred debt issuance cost and fair value of debt assumed	175	207	538	629
Amortization in revenue for above market contract	916	915	2,716	2,716
Changes in accrued interest expense	13	(17)	(509)	(113)
Net currency exchange losses (gains)	119	(6)	260	915
Unrealized loss (gain) on derivative instruments	(516)	(571)	(1,692)	(1,481)
Non-cash revenue: tax paid directly by charterer	(204)	(200)	(615)	(632)
Non-cash income tax expense: tax paid directly by charterer	204	200	615	632
Deferred tax expense and provision for tax uncertainty	1,333	1,082	4,264	3,060
Issuance of units for Board of Directors' fees	40	0	200	189
Other adjustments	113	156	276	466
Changes in working capital:
Trade receivables	(31)	(918)	3,125	(1,103)
Inventory	8	17	27	48
Prepaid expenses and other receivables	967	(452)	(137)	(451)
Trade payables	(92)	78	158	(796)
Amounts due to owners and affiliates	1,783	573	976	(740)
Value added and withholding tax liability	1,100	1,063	2,814	2,972
Accrued liabilities and other payables	(1,071)	1,524	(5,739)	777
Net cash provided by (used in) operating activities	25,406	23,068	65,377	61,667
INVESTING ACTIVITIES
Expenditure for purchase of Höegh Grace entities	0	0	0	(92,175)
Cash acquired in the purchase of the Höegh Grace entities	0	0	0	3,793
Decrease (increase) in restricted cash designated for purchase of the Höegh Grace entities	0	0	0	91,768
Expenditure for vessel and other equipment	0	(5)	0	(19)
Receipts from repayment of principal on direct financing lease	965	881	2,828	2,585
Net cash provided by (used in) investing activities	965	876	2,828	5,952
FINANCING ACTIVITIES
Proceeds from loans and promissory notes due to owners and affiliates	0	4,000	5,400	15,700
Repayment of long-term debt	(11,365)	(11,365)	(34,094)	(34,094)
Repayment of amounts due to owners and affiliates	(6,000)	0	(17,500)	0
Repayment of customer loan for funding of value added liability on import	(1,240)	0	(3,699)	(1,258)
Net proceeds from issuance of common units	1,617	0	4,499	0
Cash distributions to limited partners and preferred unitholders	(18,212)	(14,440)	(54,142)	(42,595)
Cash distributions to non-controlling interest	0	(1,960)	0	(5,880)
Proceeds from indemnifications received from Höegh LNG	0	1,066	0	2,075
Repayment of indemnifications received from Höegh LNG	(1,056)	0	(1,056)	0
Net cash provided by (used in) financing activities	(21,887)	(22,699)	(66,607)	(66,052)
Increase (decrease) in cash, cash equivalents and restricted cash	4,484	1,245	1,598	1,567
Effect of exchange rate changes on cash and cash equivalents	(40)	0	(93)	0
Cash, cash equivalents and restricted cash, beginning of period	40,342	41,446	43,281	41,124
Cash, cash equivalents and restricted cash, end of period	44,786	42,691	44,786	42,691
Series A Preferred Stock [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of 8.75% Series A Preferred Units	$ 14,369	$ 0	$ 33,985	$ 0